UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/05

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Sheridan Major			Jacksonville Beach, FL    28 July 2005
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		109

Form 13F Information Table Value Total:	              $196,254  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1245 76034.000SH       Sole                76034.000
Albertson's Incorporated       COM              013104104      334 16175.000SH       Sole                16175.000
Alliance Healthcard            COM              01860F103       12 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101     1154 19321.000SH       Sole                19321.000
Alltel Corp.                   COM              020039103     2710 43515.000SH       Sole                43250.000           265.000
American Electric Power        COM              025537101      829 22485.000SH       Sole                22485.000
American Express               COM              025816109      935 17567.403SH       Sole                17567.403
American International Group,  COM              026874107     1833 31547.500SH       Sole                31547.500
American Natl Ins Co.          COM              028591105     5683 49890.000SH       Sole                49690.000           200.000
Amsouth Bancorporation         COM              032165102     4947 190260.000SH      Sole               189760.000           500.000
Arris Group, Inc.              COM              04269Q100      174 20000.000SH       Sole                20000.000
BP plc (ADR)                   COM              055622104      728 11665.000SH       Sole                11665.000
Bank of America                COM              060505104     4516 99016.000SH       Sole                99016.000
Barrick Gold Corp              COM              067901108     2097 83790.000SH       Sole                83790.000
Baxter Intl. Inc.              COM              071813109      316 8530.000 SH       Sole                 8530.000
Berkshire Hathaway Class B     COM              084670207     1567  563.000 SH       Sole                  563.000
Biotech Holders Trust          COM              09067D201     1313 7850.000 SH       Sole                 7750.000           100.000
Boeing                         COM              097023105     1353 20493.000SH       Sole                20493.000
Bright Horizons Family Solutio COM              109195107      295 7250.000 SH       Sole                 7250.000
Bristol Myers Squibb           COM              110122108     1364 54586.000SH       Sole                54586.000
C.R. Bard Inc                  COM              067383109      394 5925.000 SH       Sole                 5925.000
Cascade Natural Gas            COM              147339105      830 40482.000SH       Sole                40482.000
Charles Schwab & Company       COM              808513105      238 21081.000SH       Sole                21081.000
Chevron Texaco                 COM              166764100      742 13270.000SH       Sole                13270.000
Citigroup Inc.                 COM              172967101     2171 46955.776SH       Sole                46955.776
Cleveland-Cliffs Inc           COM              185896107      309 5350.000 SH       Sole                 5350.000
Coca Cola                      COM              191216100      320 7663.000 SH       Sole                 7663.000
Commercial Bancshares Florida  COM              201607108     6437 168148.000SH      Sole               135054.000         33094.000
Commercial Net Realty          COM              202218103      604 29500.000SH       Sole                29500.000
Compass Bank                   COM              20449H109     1834 40759.000SH       Sole                40759.000
ConocoPhillips                 COM              20825C104     6242 108580.000SH      Sole               108580.000
Constellation Brands           COM              21036P108     1732 58700.000SH       Sole                58700.000
Dell Inc.                      COM              247025109     2545 64507.000SH       Sole                64507.000
Deluxe Corp.                   COM              248019101      803 19775.000SH       Sole                19775.000
Duke Energy Corp.              COM              264399106     5318 178860.000SH      Sole               177860.000          1000.000
E I Dupont De Nemour           COM              263534109      373 8674.000 SH       Sole                 8674.000
EMC Corporation                COM              268648102     1005 73334.000SH       Sole                73334.000
Emerson Electric               COM              291011104     4502 71883.000SH       Sole                71583.000           300.000
Estee Lauder Co.               COM              518439104      229 5850.000 SH       Sole                 5850.000
Exxon Mobil Corp               COM              302290101     3384 58883.000SH       Sole                58883.000
Florida Rock Industries        COM              341140101    13036 177725.000SH      Sole               177725.000
Flowers Foods, Inc.            COM              343496105      602 17037.000SH       Sole                17037.000
Fortune Brands                 COM              349631101      382 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108     1166 10640.000SH       Sole                10640.000
General Electric               COM              369604103     6875 198423.292SH      Sole               197723.292           700.000
Genuine Parts                  COM              372460105     2451 59647.000SH       Sole                59647.000
Georgia-Pacific                COM              373298108      549 17250.000SH       Sole                17250.000
Gillette Co.                   COM              375766102      203 4006.000 SH       Sole                 4006.000
H J Heinz                      COM              423074103     1984 56001.000SH       Sole                56001.000
Harrah's Entertainment Inc.    COM              413619107      254 3523.000 SH       Sole                 3523.000
Hawaiian Electric Industries   COM              419870100     4051 151089.000SH      Sole               151089.000
Hershey                        COM              427866108      294 4730.000 SH       Sole                 4730.000
Hilton Hotel Corporation       COM              432848109      305 12781.000SH       Sole                12781.000
Home Depot                     COM              437076102     3966 101962.400SH      Sole               101962.400
Intel Corporation              COM              458140100     2988 114840.000SH      Sole               114840.000
International Business Machine COM              459200101     1130 15222.591SH       Sole                14922.591           300.000
J.P Morgan Chase & Co.         COM              46625H100      230 6507.000 SH       Sole                 6507.000
Johnson & Johnson              COM              478160104     8793 135281.740SH      Sole               134681.740           600.000
Johnson Controls               COM              478366107     3133 55625.000SH       Sole                55325.000           300.000
Lowe's Companies, Inc.         COM              548661107     1057 18149.000SH       Sole                18149.000
Mcdonalds Corp.                COM              580135101      262 9442.209 SH       Sole                 9442.209
Microsoft Corporation          COM              594918104     2197 88433.000SH       Sole                87933.000           500.000
Minnesota Mining Mfg           COM              604059105     3754 51920.000SH       Sole                51420.000           500.000
Motorola, Inc.                 COM              620076109      826 45258.000SH       Sole                45258.000
Nordstrom, Inc.                COM              655664100     2589 38090.000SH       Sole                38090.000
Oracle Corporation             COM              68389X105      225 17050.000SH       Sole                17050.000
Patriot Transportation Holding COM              70337B102     1281 25161.000SH       Sole                25161.000
Pepco Holdings Inc.            COM              737679100      341 14236.678SH       Sole                14236.678
Pepsico Inc.                   COM              713448108     3486 64638.895SH       Sole                64638.895
Pfizer                         COM              717081103     3888 140987.350SH      Sole               140487.350           500.000
Post Properties Inc.           COM              737464107      549 15200.000SH       Sole                15200.000
Procter & Gamble               COM              742718109     4197 79559.000SH       Sole                78959.000           600.000
Protective Life Corp.          COM              743674103      705 16709.000SH       Sole                16709.000
Regency Centers Corporation    COM              758939102      936 16370.000SH       Sole                16370.000
Rinker Group Ltd               COM              76687m101     2341 44100.000SH       Sole                44100.000
Royal Dutch Petroleum          COM              780257804     2481 38231.000SH       Sole                38231.000
Safeco Corp.                   COM              786429100     1588 29217.000SH       Sole                29217.000
Sony Corporation               COM              835699307      804 23355.000SH       Sole                23355.000
Southern Company               COM              842587107     4496 129684.000SH      Sole               128684.000          1000.000
Starbucks Corporation          COM              855244109     1998 38675.000SH       Sole                38275.000           400.000
Stryker Corp Com               COM              863667101      898 18880.000SH       Sole                18880.000
Suntrust Banks Inc.            COM              867914103      594 8221.000 SH       Sole                 8221.000
Synovus Financial Corp.        COM              87161C105      227 7905.000 SH       Sole                 7905.000
Sysco Corporation              COM              871829107     1090 30109.160SH       Sole                30109.160
Target Inc.                    COM              87612E106     1578 29000.000SH       Sole                29000.000
Trinsic Inc                    COM              89668p100      160 573000.000SH      None                 3000.000        570000.000
Verizon Communications         COM              92343V104      353 10223.000SH       Sole                10223.000
Wachovia Corp.                 COM              929771103     5969 120341.227SH      Sole               120341.227
Wal-Mart Stores                COM              931142103     1151 23879.662SH       Sole                23879.662
Walgreen Co                    COM              931422109      784 17055.000SH       Sole                17055.000
Washington Mutual Inc          COM              939322103     1914 47045.000SH       Sole                47045.000
Wells Fargo & Co.              COM              949746101     4785 77705.000SH       Sole                77705.000
Wyeth                          COM              983024100      272 6120.000 SH       Sole                 6120.000
Wyndham Intl Inc. Class A      COM              983101106       11 10000.000SH       Sole                10000.000
Zila Inc                       COM              989513205       29 10000.000SH       Sole                10000.000
Zimmer Holdings Inc.           COM              98956P102      960 12607.000SH       Sole                12607.000
iShares Dow Jones US Basic Mat COM              464287838      364 7850.000 SH       Sole                 7850.000
iShares Dow Jones US Energy    COM              464287796      319 4145.000 SH       Sole                 4145.000
iShares MSCI EAFE Index Fund   COM                             233 4450.000 SH       Sole                 4450.000
Rowe T Price Mid-Cap Com                                       224 4408.780 SH       Sole                 4408.780
Vanguard Mid-Cap VIPERs                         922908629      242 4050.000 SH       Sole                 4050.000
Citigroup VII 7.125%           PFD              17306n203     1626    62700 SH       Sole                    62700
Con Edison PFD 7.25%           PFD              209115203      306    11500 SH       Sole                    11500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      468    18000 SH       Sole                    18000
Protective Life-Prosaver Plati PFD                              37    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      395    15400 SH       Sole                    15400
Rochester G&E 6.650%           PFD              711367794     1566    59000 SH       Sole                    59000
Safeco Corts TR  8.70%         PFD              22081r205     1854    69150 SH       Sole                    69150
SunTrust Cap. IV 7.125%        PFD              86788B201     2034    78825 SH       Sole                    78825